RENTAL DEPOSITS	12 Months Ended
Dec. 31, 2012
Assets, Current [Abstract]
Deposit Assets Disclosures [Text Block]

NOTE 5: RENTAL DEPOSITS

Rental deposits amounted to $0 and $2,200 as of December 31, 2012 and 2011, respectively, mainly consisted of the security deposits for office leases. The rental deposits of $2,200 as of December 31, 2011 consisted of two office leases, and the lease terms were from July 11, 2011 to July 31, 2012 and from October 1, 2011 to March 31, 2012 (see Note 13). Both were terminated on July 31, 2012 and March 31, 2012, respectively and were not renewed, and the security deposits have been received in full amount as of December 31, 2012.